Operating segments	12 Months Ended
Mar. 31, 2020
Disclosure Of Operating Segments [Abstract]
Operating Segments
23.	Operating segments:

The Corporation’s reportable segments are the nutraceutical and the cannabis segments. The nutraceutical segment offers turnkey solutions including services such as raw material sourcing, formulation, quality control and quality assurance primarily for omega-3 and hemp-derived ingredients under different delivery forms such as softgels, capsules and liquids. In the cannabis segment, Neptune provides extraction and purification services from cannabis and hemp biomass. The Company also offers formulation and manufacturing solutions for value added product forms such as tinctures, sprays, topicals, vapor products and edibles and beverages.

Information regarding the results of each reportable segment is included below. Performance is measured based on segment income (loss) before corporate expenses, as included in the internal management reports that are reviewed by the Corporation’s Chief Operating Decision Maker, as management believes that such information is the most relevant in evaluating the results of our segments relative to other entities that operate within these industries. Due to the impairment of goodwill and change in fair value of the contingent consideration in the Cannabis segment during the year, performance is now measured using segment income (loss) before corporate expenses. The prior periods did not require adjustments as the only difference between the prior measure of “segment income (loss) from operating activities before corporate expenses” and the new measure of “segment income (loss) before corporate expenses” is the change in fair value of contingent consideration which only occurred in fiscal 2020.

The Sherbrooke and North Carolina facilities are used for the extraction, purification and formulation of cannabis and hemp oil extracts and are presented under the cannabis segment information.

(a)	Information about reportable segments:

Year ended March 31, 2020:

	Nutraceutical	Cannabis	Corporate	Total

Revenue from external sales, royalties and other revenues	$21,278,218	$8,075,070	$224,516	$29,577,804
Gross profit (loss)	6,573,249	(8,636,212)	224,516	(1,838,447)

Research and development expenses net of credits and grants	(456,659)	(2,413,838)		(2,870,497)
Selling, general and administrative expenses	(11,241,606)	(18,830,149)		(30,071,755)
Impairment loss on goodwill	(3,467,000)	(82,081,266)		(85,548,266)
Segment income (loss) before contingent consideration and corporate expenses	(8,592,016)	(111,961,465)	224,516	(120,328,965)

Change in fair value of contingent consideration	—	97,208,166		97,208,166
Segment income (loss) before corporate expenses	(8,592,016)	(14,753,299)	224,516	(23,120,799)

Unallocated costs:
Corporate general and administrative expenses			(34,592,634)	(34,592,634)
Net finance income			1,451,511	1,451,511
Income tax expense			(4,601,340)	(4,601,340)
Net loss				(60,863,262)

Depreciation and amortization	(674,776)	(7,212,875)	(496,585)	(8,384,236)
Stock-based compensation	(489,960)	(1,243,401)	(14,861,227)	(16,594,588)
Reportable segment assets	18,030,922	132,284,082	18,460,943	168,775,947
Reportable segment goodwill	3,283,626	39,049,548	—	42,333,174
Reportable segment liabilities	6,695,013	9,987,632	8,463,009	25,145,654

Year ended March 31, 2019:

	Nutraceutical	Cannabis	Corporate	Total

Revenue from external sales and royalties	$24,429,592	$12,450		$24,442,042
Gross profit	7,601,998	12,450		7,614,448

Research and development expenses net of credits and grants	(488,152)	(6,723,401)		(7,211,553)
Selling, general and administrative expenses	(4,524,704)	(1,846,031)		(6,370,735)
Segment income (loss) before corporate expenses	2,589,142	(8,556,982)		(5,967,840)

Unallocated costs:
Corporate general and administrative expenses			$(8,914,981)	(8,914,981)
Litigation provisions			(7,930,383)	(7,930,383)
Net finance income			(208,484)	(208,484)
Income tax expense			(170,011)	(170,011)
Net loss				(23,191,699)

Depreciation and amortization	(718,519)	(2,125,727)	(212,076)	(3,056,322)
Stock-based compensation	(492,133)	(1,046,415)	(2,173,867)	(3,712,415)
Reportable segment assets	21,007,447	50,980,849	18,232,279	90,220,575
Reportable segment goodwill	6,750,626	—	—	6,750,626
Reportable segment liabilities	7,330,354	3,150,146	10,755,149	21,235,649

(b)	The Corporation derives sales revenue from the sales of goods which are recognized at a point in time and the processing services which are recognized over time as follows:

		Years ended
		March 31,	March 31,
	Segment	2020	2019

At a point in time
Nutraceutical products	Nutraceutical	$19,647,501	$23,150,566
Cannabis and hemp products	Cannabis	636,630	—

Over time
Processing services	Cannabis	7,438,440	12,450
		$27,722,571	$23,163,016
(c)	Geographic information:

	Year ended					Year ended
	March 31, 2020					March 31, 2019
	Nutraceutical	Cannabis	Royalties	Corporate	Total revenues	Nutraceutical	Royalties	Total revenues

Canada	$8,859,621	$5,375,057	$66,376	$224,516	$14,525,570	$8,606,834	$25,210	$8,632,044
United States	10,671,733	2,700,013	1,564,341	—	14,936,087	12,513,336	1,253,816	13,767,152
Other countries	116,147	—	—	—	116,147	2,042,846	—	2,042,846
	$19,647,501	$8,075,070	$1,630,717	$224,516	$29,577,804	$23,163,016	$1,279,026	$24,442,042

Revenue is attributed to geographical locations based on the origin of customers’ location.

The Corporation’s property plant and equipment located in Canada are in the amount of $54,842,682 and the property plant and equipment located in the United States of America are in the amount of $5,815,892.

(d)	Non cash-consideration:

During the year ended March 31, 2020, the Corporation realized revenues for non-cash consideration amounting to $168,955 (2019 – nil).

(e)	Information about major customers:

During the year ended March 31, 2020, the Corporation realized revenues from the nutraceutical segment amounting to $5,033,261 from one customer accounting for 25.62% of nutraceutical revenues. During the year ended March 31, 2020, the Corporation realized revenues from the cannabis segment amounting to $2,215,592 from one customer accounting for 27.44% of cannabis revenues.

During the year ended March 31, 2019, the Corporation realized revenues from the nutraceutical segment amounting to $5,108,976 from one customer accounting for 20.90% of consolidated revenues.